Taxes (Tables)	6 Months Ended
Mar. 31, 2026
Taxes [Abstract]
Schedule of Pre-Tax (Loss) Income

The Company’s pre-tax (loss) income is derived from the following tax jurisdictions:

	For the Six Months Ended
	March 31,
	2026	2025
	(Unaudited)	(Unaudited)
PRC	$(35,333,864)	$2,585,780
HK	57,691	(69,944)
US	(43,670)	—
Cayman	(15,270,725)	2,807,984
(Loss) income before income taxes	$(50,590,568)	$5,323,820

Schedule of Provision for Income Tax

The provision for income tax consisted of the following:

	For the Six Months ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
Current income tax expense	$69,168	$71,056
Uncertain tax provisions	—	213,228
Deferred income tax expense	—	—
Income tax provision	$69,168	$284,284

Schedule of Reconciles the Statutory Rate

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the Six Months Ended March 31,
	2026	2025
PRC statutory tax rate	25.0%	25.0%
Effect of tax holiday and preferential tax rate(a)	(10.0)%	(12.8)%
Additional deduction for R&D expenses	1.3%	(11.9)%
Non-deductible expenses	—	—%
Effect of change in valuation allowance	(8.8)%	17.2%
Effect of different tax rates in a foreign jurisdiction	(7.7)%	(12.3)%
Effective tax rate	(0.2)%	5.2%

(a)	The Company’s subsidiaries, Global Mofy China, Kashi Mofy, Shanghai Mofy, Xi’an Mofy and Beijing Mofy are subject to different favorable tax rates and tax holiday for the years ended March 31, 2026 and 2025. Kashi Mofy is eligible for a preferential tax rate of 9%, Global Mofy is eligible for a preferential tax rate of 15% and Shanghai Mofy, Xi’an Mofy, Beijing Mofy and Zhejiang Mofy are eligible for a preferential tax rate of 5% in 2025. For the months ended March 31, 2026 and 2025 the tax saving as the result of the favorable tax rate and tax holiday amounted to $5,027,848 and $697,343, respectively, and per share effect of the favorable tax rate (after stock reverse split) were $6.97 and $6.03, respectively.

Schedule of Components of Deferred Tax Assets and Liabilities

Components of deferred tax assets and liabilities were as follows:

	March 31, 2026	September 30, 2025
	(Unaudited)
Provision for doubtful debt	$68,633	$309,316
Tax loss carry forwards	2,256,645	1,247,604
Excess marketing and advertising expense (15%)	—	—
Operating lease liabilities	36,470	45,627
Total deferred tax assets	2,361,748	1,602,547

Less: Valuation allowance	(2,323,997)	(1,554,869)
Total deferred tax assets, net of valuation allowance	$37,751	$47,678

Schedule of Net Operating Loss Carry Forward
	March 31, 2026	September 30, 2025
	(Unaudited)
Right of use assets	$37,751	$47,678
Total deferred tax liabilities	37,751	47,678
Total deferred tax assets, net	$—	$—

Schedule of Unrecognized Tax Benefit

A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	March 31, 2026	September 30, 2025
	(Unaudited)
Balance as of beginning of year	$2,587,800	$1,940,649
Increase related to prior year tax positions	71,912	(16,088)
Increase related to current year tax positions	69,168	663,238
Balance as of end of year	$2,728,880	$2,587,800

Schedule of Tax Payable

Tax payable consisted of the following:

	March 31, 2026	September 30, 2025
	(Unaudited)
VAT payable	$681,904	$63,709
Corporate income tax payable	2,728,880	2,587,799
Other tax	5,707	878
Tax payable	$3,416,491	$2,652,385